DEFERRED INCOME TAXES	12 Months Ended
Mar. 31, 2011
DEFERRED INCOME TAXES

Note 29          DEFERRED INCOME TAXES

As a result of the change in the majority ownership of GROUP Business Software in 2011 and based on the current legal situation, management has determined it is more likely than not that the tax losses carried forward will be available as a deduction to determine taxable income. Therefore, the deferred tax assets from the losses carried forward for GROUP Business Software AG in an amount of 3,691 KUSD was written off this year and included in income tax expense.

The following schedule details the reconciliation of the Consolidated Earnings Before Taxes to the Income Tax Expense per the Consolidated Profit and Loss Statement:

	USD	USD
March 31	2011	2010
Statutory rate	23.0% - 34.0%	23.0% - 34.0%

Expected income taxes recovery at the statutory rate	(118,198)	440,023

Effect of change in tax rate	(71,536)	(47,458)
Permanent differences	(347,871)	(259,483)
Temporary differences	208,005	(14,259)
Price allocation from consolidation	172,795	(146,787)
Change in deferred income tax asset	3,349,211	67,626
Valuation allowance	90,685	4,445
Income tax expense (recovery) recognized	3,283,091	44,106

Income tax expense (recovery) is comprised of:
Current	40,552	116,248
Future	3,242,539	(72,143)

The following schedule reflects a summary of the basic components of the Deferred Tax Liability as presented in the Company’s Consolidated Balance Sheet.

	USD	USD
March 31	2011	2010

Intangible assets	64,277	121,121
Non-capital losses availiable for future periods	587,943	4,088,599
Price allocation from consolidation	(251,173)	(102,376)
	401,047	4,107,344
Valuation allowance	(143,362)	(52,677)
	257,685	4,054,667

The balances have been dislcosed as follows:

	USD	USD
March 31	2011	2010

Short term asset	-	12,284
Long term assets	1,136,135	4,968,740
Long term liability	(878,450)	(926,357)
	257,685	4,054,667

The Company also has incurred losses for income tax purposes of approximately 1,996 KUSD which may be applied in future years to reduce taxable income. The ability to apply this loss expires starting in 2015.